Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,419,902
Previously Paid Amount
Total Fee Amount	1,991.39
Total Offset Amount
Net Fee	$ 1,991.39